PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statements of Results of Operations
Total operating expenses	¥ (891,239,250)	$ (125,528,423)	¥ (775,347,876)	¥ (609,024,771)
Interest income	35,492,190	4,998,970	12,860,216	5,375,969
Income (loss) before income taxes	(282,028,866)	(39,722,935)	(71,219,873)	272,857,017
Income tax expense	(10,192,884)	(1,435,638)	(21,756,944)	47,036,608
Net income (loss)	(271,835,982)	$ (38,287,297)	(49,462,929)	225,820,409
Parent Company | Reportable Legal Entities
Condensed Statements of Results of Operations
Total operating expenses	(17,739,201)		(15,414,575)	(11,441,931)
Share of income (loss) from subsidiaries, consolidated VIE and VIE's subsidiaries	(270,498,551)		(39,264,560)	235,264,719
Interest income	16,401,770		5,216,206	1,997,621
Income (loss) before income taxes	(271,835,982)		(49,462,929)	225,820,409
Net income (loss)	¥ (271,835,982)		¥ (49,462,929)	¥ 225,820,409